Deposits Due to Customers	12 Months Ended
Dec. 31, 2022
Deposits from customers [abstract]
Deposits Due to Customers
21. DEPOSITS DUE TO CUSTOMERS
Details of deposits due to customers by type are as follows (Unit: Korean Won in millions):

	December 31, 2021	December 31, 2022
Deposits in local currency:
Deposits on demand	18,029,136	15,627,300
Deposits at termination	254,319,473	270,092,855
Mutual installment	24,620	22,995
Deposits on notes payables	2,954,066	3,675,596
Deposits on CMA	92,360	60,079
Certificate of deposits	3,586,423	5,255,889
Other deposits	1,286,719	1,196,486

Sub-total	280,292,797	295,931,200

Deposits in foreign currencies:
Deposits in foreign currencies	37,643,900	46,263,943
Present value discount	(36,826)	(92,352)

Sub-total	37,607,074	46,171,591

Customers’ deposits for beneficiary	—	2,418

Total	317,899,871	342,105,209